UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

WESTERN ASSET

VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, your insurance company may no longer send you paper copies of the fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

What’s inside
Letter from the president	II
Performance review	III
Portfolio at a glance	1
Portfolio expenses	2
Spread duration	4
Effective duration	5
Schedule of investments	6
Statement of assets and liabilities	27
Statement of operations	28
Statements of changes in net assets	29
Financial highlights	30
Notes to financial statements	32

Portfolio objective

The Portfolio seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Variable Global High Yield Bond Portfolio for the six-month reporting period ended June 30, 2019. Please read on for Portfolio performance information during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	Western Asset Variable Global High Yield Bond Portfolio

Performance review

For the six months ended June 30, 2019, Class I shares of Western Asset Variable Global High Yield Bond Portfolio1 returned 11.42%. The Portfolio’s unmanaged benchmark, the Bloomberg Barclays Global High Yield Index (Hedged)2, returned 9.83% for the same period. The Lipper Variable High Yield Funds Category Average3 returned 9.14% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
6 months
Western Asset Variable Global High Yield Bond Portfolio:
Class I	11.42%
Class II	11.36%
Bloomberg Barclays Global High Yield Index (Hedged)	9.83%
Lipper Variable High Yield Funds Category Average	9.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2019 for Class I and Class II shares were 4.98% and 4.74%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Portfolio’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.86% and 1.12%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

The Bloomberg Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 104 funds in the Portfolio’s Lipper category.

Western Asset Variable Global High Yield Bond Portfolio	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Portfolio’s share price. High-yield bonds, commonly known as “junk” bonds, involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Variable Global High Yield Bond Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your accou\nt, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	11.42%	$1,000.00	$1,114.20	0.84%	$4.40	Class I	5.00%	$1,000.00	$1,020.63	0.84%	$4.21
Class II	11.36	1,000.00	1,113.60	1.09	5.71	Class II	5.00	1,000.00	1,019.39	1.09	5.46

2	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays Global High Yield Index (Hedged)

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

WA Var Global	— Western Asset Variable Global High Yield Bond Portfolio

4	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays Global High Yield Index (Hedged)

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

WA Var Global	— Western Asset Variable Global High Yield Bond Portfolio

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 59.7%
Communication Services — 12.0%
Diversified Telecommunication Services — 3.1%
Cogent Communications Group Inc.,
Senior Secured Notes	5.375%	3/1/22	740,000		$769,600	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	325,000		298,188
Telecom Italia Finance SA, Senior Notes	7.750%	1/24/33	220,000	EUR	344,048
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	390,000		405,113	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	750,000		757,017	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,450,000		1,493,949	(a)
Windstream Services LLC/Wind-stream Finance Corp., Secured Notes	10.500%	6/30/24	985,000		719,050	*(a)(b)
Total Diversified Telecommunication Services					4,786,965
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	190,000		210,828
Interactive Media & Services — 0.3%
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	220,000		226,351	(a)
Match Group Inc., Senior Notes	5.000%	12/15/27	250,000		263,100	(a)
Total Interactive Media & Services					489,451
Media — 5.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,790,000		1,839,225	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	565,000		575,594	(a)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	290,000		298,700	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	390,000		404,765	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	460,000		470,902	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,030,000		978,500
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,030,000		2,946,675
Entercom Media Corp., Secured Notes	6.500%	5/1/27	80,000		83,400	(a)
Entertainment One Ltd., Secured Notes	4.625%	7/15/26	130,000	GBP	170,172	(a)

See Notes to Financial Statements.

6	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	500,000		$514,230	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	290,000		294,988	(a)
Total Media					8,577,151
Wireless Telecommunication Services — 3.0%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	900,000		965,250	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	570,000		623,081	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	220,000		223,850	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,890,000		1,947,267
Sprint Corp., Senior Notes	7.875%	9/15/23	650,000		707,688
Sprint Corp., Senior Notes	7.125%	6/15/24	150,000		159,420
Total Wireless Telecommunication Services					4,626,556
Total Communication Services					18,690,951
Consumer Discretionary — 8.4%
Auto Components — 1.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	610,000		488,000	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	230,000		236,900	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	530,000		530,663
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	530,000		543,250	(a)
Total Auto Components					1,798,813
Diversified Consumer Services — 0.9%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	330,000		339,900	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	620,000		632,400	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	240,000		248,400	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	190,000		174,800	(a)
Total Diversified Consumer Services					1,395,500
Hotels, Restaurants & Leisure — 2.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	490,000		496,737	(a)
Cott Corp., Senior Notes	5.500%	7/1/24	390,000	EUR	463,614	(c)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	330,000		$342,276
Marston’s Issuer PLC, Secured Notes (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	603,000	GBP	628,628	(c)(d)
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	460,000		472,535	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	110,000	GBP	148,230	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	630,000	GBP	669,321	(c)
Twin River Worldwide Holdings Inc., Senior Notes	6.750%	6/1/27	70,000		73,150	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	870,000		886,312	(a)
Total Hotels, Restaurants & Leisure					4,180,803
Household Durables — 0.6%
Allied Universal Holdco LLC, Senior Secured Notes	6.625%	7/15/26	290,000		295,075	(a)(e)
Lennar Corp., Senior Notes	4.750%	11/29/27	560,000		592,200
Total Household Durables					887,275
Specialty Retail — 2.3%
Hertz Corp., Senior Notes	5.875%	10/15/20	490,000		490,857
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	479,000	EUR	542,323	(c)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	260,000	EUR	294,372
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	350,000	EUR	396,270	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	860,000		836,350	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	438,000		451,688	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	151,754	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	360,000	EUR	412,690	(a)(d)
Total Specialty Retail					3,576,304

See Notes to Financial Statements.

8	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Textiles, Apparel & Luxury Goods — 0.8%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	300,000	EUR	$342,358	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		917,303	(a)
Total Textiles, Apparel & Luxury Goods					1,259,661
Total Consumer Discretionary					13,098,356
Consumer Staples — 0.2%
Household Products — 0.2%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	290,000		302,687
Energy — 11.8%
Oil, Gas & Consumable Fuels — 11.8%
Berry Petroleum Co. Escrow	—	—	630,000		0	*(f)(g)(h)
Berry Petroleum Co. Escrow	—	—	120,000		0	*(f)(g)(h)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	305,000		308,813	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	1,105,000		979,306
Ecopetrol SA, Senior Notes	4.125%	1/16/25	670,000		695,125
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	960,000		1,013,428	(a)
Magnum Hunter Resources Corp. Escrow	—	—	810,000		0	*(f)(g)(h)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	370,000		353,813	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	975,000		931,125	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	370,000		388,500
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	230,000		223,675	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	870,000		997,020
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	710,000		755,795
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,240,000		3,385,476
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000		362,780
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,050,000		926,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	950,000		1,010,562

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	115,000	$119,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	70,000	76,563	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	230,000	231,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	90,000	100,007	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,250,000	1,309,937	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,490,000	1,445,315	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	504,000	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	720,000	730,555
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	90,000	85,551
YPF SA, Senior Notes	8.500%	7/28/25	700,000	703,815	(a)
YPF SA, Senior Notes	6.950%	7/21/27	890,000	810,746	(a)
Total Energy				18,449,282
Financials — 8.1%
Banks — 6.9%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	540,000	590,001
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	380,000	398,797	(d)(i)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	570,000	583,649	(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,320,000	1,275,120	(a)(d)
CIT Group Inc., Senior Notes	5.250%	3/7/25	240,000	263,700

See Notes to Financial Statements.

10	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	520,000		$540,522	(d)(i)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000		209,836	(d)(i)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	700,000		702,423	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,520,000		2,552,621	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	400,000		422,504	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	160,000		179,896
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	210,000		226,852	(d)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	920,000		1,002,576
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	310,000	GBP	419,039	(c)(d)(i)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	550,000		517,150	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	460,000		414,660	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	500,000		530,848	(a)(d)
Total Banks					10,830,194
Capital Markets — 0.4%
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	590,000		627,191	(a)(d)(i)
Consumer Finance — 0.2%
Navient Corp., Senior Notes	6.750%	6/15/26	210,000		218,400

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — 0.4%
Jerrold Finco PLC, Senior Secured Notes	6.125%	1/15/24	220,000	GBP	$285,242	(a)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	220,000	EUR	257,187	(a)(j)
Total Diversified Financial Services					542,429
Insurance — 0.2%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	280,000	GBP	355,764	(c)
Total Financials					12,573,978
Health Care — 6.3%
Health Care Equipment & Supplies — 0.2%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	280,000	GBP	317,272	(c)
Health Care Providers & Services — 2.7%
BioScrip Inc., First Lien Notes ((Highest of Federal Funds Rate + 0.500%, Prime Rate and 1 mo. LIBOR (subject to 1.000% floor) + 1.000%) or 1 mo. LIBOR (subject to 1.000% floor) + 6.000%, or 1 mo. LIBOR (subject to 1.000% floor) + 7.000%)	9.520%	8/15/20	39,000		38,805	(d)(g)(k)
BioScrip Inc., First Lien Notes ((Highest of Federal Funds Rate + 0.500%, Prime Rate and 1 mo. LIBOR (subject to 1.000% floor) + 1.000%) or 1 mo. LIBOR (subject to 1.000% floor) + 6.000%, or 1 mo. LIBOR (subject to 1.000% floor) + 7.000%)	9.520%	6/30/22	459,000		479,655	(d)(g)(k)
Centene Corp., Senior Notes	5.375%	6/1/26	800,000		843,000	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	410,000		395,527	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	380,000		376,580
HCA Inc., Senior Notes	5.875%	5/1/23	10,000		10,899
HCA Inc., Senior Notes	5.875%	2/15/26	90,000		99,675
HCA Inc., Senior Notes	5.375%	9/1/26	180,000		194,400
HCA Inc., Senior Notes	5.625%	9/1/28	130,000		141,050
HCA Inc., Senior Secured Notes	5.000%	3/15/24	530,000		578,010
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,090,000		1,080,735
Total Health Care Providers & Services					4,238,336

See Notes to Financial Statements.

12	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Pharmaceuticals — 3.4%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	780,000		$874,614	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	280,000	EUR	314,195	(c)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	750,000		685,222
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	360,000	EUR	340,013	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,560,000		3,088,300
Total Pharmaceuticals					5,302,344
Total Health Care					9,857,952
Industrials — 3.6%
Airlines — 0.0%
Continental Airlines Pass-Through Trust	8.388%	11/1/20	30		33
Building Products — 0.8%
Cemex SAB de CV , Senior Secured Notes	5.700%	1/11/25	350,000		364,507	(c)
Norbord Inc., Senior Secured Notes	5.750%	7/15/27	110,000		110,963	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	890,000		885,550	(a)
Total Building Products					1,361,020
Commercial Services & Supplies — 1.5%
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	350,000		348,250	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	320,000		345,200	(a)
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	150,000		162,750
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	140,000		147,700
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,320,000		1,349,700
Total Commercial Services & Supplies					2,353,600
Containers & Packaging — 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	260,000	EUR	278,407	(a)(j)
Industrial Conglomerates — 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	130,000		125,577	(d)(i)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Machinery — 0.2%
Harsco Corp., Senior Notes	5.750%	7/31/27	280,000		$292,281	(a)
Marine — 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	440,000		352,000	(a)
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	930,000		924,188	(a)
Total Industrials					5,687,106
Information Technology — 0.6%
Internet Software & Services — 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	260,000	EUR	303,451	(a)
Software — 0.1%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	180,000		189,225	(a)
Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp., Senior Notes	4.750%	2/15/26	510,000		501,611
Total Information Technology					994,287
Materials — 7.0%
Chemicals — 0.6%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000		507,625	(a)
Monitchem HoldCo 2 SA, Secured Notes	6.875%	6/15/22	350,000	EUR	401,042	(c)
Total Chemicals					908,667
Containers & Packaging — 2.4%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,030,000		1,042,875	(a)(j)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000		1,433,475	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	500,000		517,500	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	720,000		789,300
Total Containers & Packaging					3,783,150
Metals & Mining — 3.3%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	620,000		666,500	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	450,000		471,375	(a)

See Notes to Financial Statements.

14	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	402,000		$410,794	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	640,000		639,200	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	610,000		644,313
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	395,000		404,776
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	750,000		721,875
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,300,000		1,196,000
Midwest Vanadium Pty Ltd., Senior Secured Notes	13.250%	2/15/18	391,562		1,468	*(a)(l)
Total Metals & Mining					5,156,301
Paper & Forest Products — 0.7%
Lecta SA, Senior Secured Notes	6.500%	8/1/23	360,000	EUR	314,651	(c)
Mercer International Inc., Senior Notes	7.375%	1/15/25	750,000		798,750	(a)
Total Paper & Forest Products					1,113,401
Total Materials					10,961,519
Real Estate — 0.6%
Equity Real Estate Investment Trusts (REITs) — 0.4%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	630,000		569,363
Real Estate Management & Development — 0.2%
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	240,086	GBP	389,615	(c)
Total Real Estate					958,978
Utilities — 1.1%
Electric Utilities — 0.4%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000		447,840	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	260,000		259,350	(a)(e)
Total Electric Utilities					707,190
Gas Utilities — 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	550,000		554,125

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Independent Power and Renewable Electricity Producers — 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	420,000		$426,324	(a)
Total Utilities					1,687,639
Total Corporate Bonds & Notes (Cost — $90,418,158)					93,262,735
Sovereign Bonds — 25.5%
Argentina — 4.4%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	63.705%	6/21/20	24,650,000	ARS	567,237	(d)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	550,000		484,275
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	710,000		601,370
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	890,000		716,125
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	3,080,000		2,350,425
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	600,000		565,506	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	890,000		747,609	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,100,000		822,261	(a)
Total Argentina					6,854,808
Brazil — 4.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	987,000	BRL	271,416
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,675,000	BRL	765,375
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,226,000	BRL	364,588
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	4,380,000		4,623,484
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	300,000		315,225
Total Brazil					6,340,088
Colombia — 0.7%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,000,000		1,048,250

See Notes to Financial Statements.

16	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	$348,691	(a)
Croatia — 0.2%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	360,000	374,411	(a)
Dominican Republic — 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	200,000	213,252	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	658,056	(a)
Total Dominican Republic				871,308
Ecuador — 1.2%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	250,000	281,565	(a)
Ecuador Government International Bond, Senior Notes	8.750%	6/2/23	650,000	711,756	(c)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	780,000	819,983	(c)
Total Ecuador				1,813,304
Egypt — 0.6%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000	247,955	(c)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	400,000	407,317	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	270,000	285,464	(a)
Total Egypt				940,736
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	300,000	300,378	(a)
Ghana — 0.5%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	290,000	367,540	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	430,000	437,975	(a)
Total Ghana				805,515
Guatemala — 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	620,000	620,775	(a)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Honduras — 0.5%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	700,000		$755,132	(a)
Indonesia — 3.1%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	1,500,000		1,579,549	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,500,000		1,553,226	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	650,000		653,575
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	2,465,000,000	IDR	178,771
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	13,269,000,000	IDR	937,119
Total Indonesia					4,902,240
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	176,000		171,475	(c)(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	200,000		186,750	(a)
Total Ivory Coast					358,225
Mexico — 0.2%
Mexican Bonos, Bonds	6.500%	6/9/22	7,540,000	MXN	383,082
Nigeria — 0.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		260,970	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		209,622	(a)
Total Nigeria					470,592
Paraguay — 0.5%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	350,000		383,691	(a)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	370,000		411,860	(a)
Total Paraguay					795,551
Poland — 1.0%
Republic of Poland Government Bond	2.500%	7/25/27	5,770,000	PLN	1,565,418
Russia — 1.1%
Russian Federal Bond — OFZ	8.150%	2/3/27	34,070,000	RUB	567,191
Russian Federal Bond — OFZ	7.050%	1/19/28	68,933,000	RUB	1,076,144
Total Russia					1,643,335

See Notes to Financial Statements.

18	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	250,000		$242,452	(a)
South Africa — 0.1%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	200,000		207,300
Sri Lanka — 0.6%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	750,000		760,307	(c)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	240,000		243,390	(c)
Total Sri Lanka					1,003,697
Turkey — 2.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,570,000		3,126,063
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	900,000		807,713
Total Turkey					3,933,776
Ukraine — 1.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	900,000		930,776	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	250,000		261,410	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	400,000		413,168	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	600,000		591,474	(a)
Total Ukraine					2,196,828
Uruguay — 0.5%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	30,280,000	UYU	753,127	(c)
Venezuela — 0.2%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	1,074,000		285,953	*(b)(c)
Total Sovereign Bonds (Cost — $41,499,498)					39,814,972
Senior Loans — 8.1%
Communication Services — 2.6%
Diversified Telecommunication Services — 0.2%
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.894%	1/15/26	300,000		299,292	(d)(m)(n)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — 2.4%
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	2,492,185	$2,491,838	(d)(m)(n)
iHeartCommunications Inc., Term Loan	—	5/4/26	980,000	982,450	(o)
Lamar Media Corp., Term Loan B (3 mo. USD LIBOR + 1.750%)	4.125%	3/14/25	316,000	316,788	(d)(m)(n)
Total Media				3,791,076
Total Communication Services				4,090,368
Consumer Discretionary — 3.7%
Auto Components — 0.2%
American Axle & Manufacturing Inc., Term Loan B	4.660-4.840%	4/6/24	290,000	284,309	(d)(m)(n)
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.152%	5/2/22	650,000	646,454	(d)(m)(n)
Hotels, Restaurants & Leisure — 1.8%
1011778 BC Unlimited Liability Co., Term Loan B3	—	2/16/24	797,959	793,595	(o)
Aramark Services Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	4.080%	3/11/25	626,556	625,574	(d)(m)(n)
Caesars Resort Collection LLC, Term Loan B	—	12/23/24	795,955	782,309	(o)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.154%	6/22/26	568,352	569,418	(d)(m)(n)
Total Hotels, Restaurants & Leisure				2,770,896
Specialty Retail — 1.3%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	6.670%	3/11/22	2,154,600	2,095,887	(d)(m)(n)
Total Consumer Discretionary				5,797,546
Health Care — 0.5%
Health Care Providers & Services — 0.3%
U.S. Renal Care Inc., First Lien Term Loan B	—	6/12/26	460,000	452,689	(o)
Pharmaceuticals — 0.2%
Beta Sub LLC, Term Loan	—	5/22/26	310,000	309,613	(g)(o)
Total Health Care				762,302

See Notes to Financial Statements.

20	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.3%
Air Freight & Logistics — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.133%	1/15/25	522,487	$522,306	(d)(m)(n)
Materials — 0.9%
Containers & Packaging — 0.9%
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	2/6/23	1,380,123	1,371,732	(d)(m)(n)
Utilities — 0.1%
Electric Utilities — 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	10.404%	2/7/23	170,799	171,333	(d)(j)(m)(n)
Total Senior Loans (Cost — $12,545,427)				12,715,587
U.S. Government & Agency Obligations — 2.9%
U.S. Government Obligations — 2.9%
U.S. Treasury Notes	1.375%	5/31/21	500,000	496,348
U.S. Treasury Notes	1.750%	3/31/22	700,000	700,533
U.S. Treasury Notes	1.625%	8/15/22	500,000	498,545
U.S. Treasury Notes	1.875%	8/31/22	550,000	552,546
U.S. Treasury Notes	2.500%	3/31/23	900,000	925,225
U.S. Treasury Notes	1.625%	5/31/23	600,000	597,726
U.S. Treasury Notes	2.625%	6/30/23	800,000	827,578
Total U.S. Government & Agency Obligations (Cost — $4,479,726)				4,598,501
Convertible Bonds & Notes — 0.7%
Communication Services — 0.7%
Interactive Media & Services — 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	210,000	201,515
Media — 0.5%
DISH Network Corp., Senior Notes	2.375%	3/15/24	280,000	259,704
DISH Network Corp., Senior Notes	3.375%	8/15/26	570,000	555,570
Total Media				815,274
Total Convertible Bonds & Notes (Cost — $1,009,159)				1,016,789

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Security			Shares		Value
Common Stocks — 0.5%
Communication Services — 0.0%
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2		$0	*(f)(g)(h)
Consumer Discretionary — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Bossier Escrow Shares			26,303		5,534	*(f)(g)
Energy — 0.4%
Energy Equipment & Services — 0.1%
Hercules Offshore Inc. (Escrow)			17,554		12,620	*(f)(g)
KCAD Holdings I Ltd.			75,024,286		99,557	*(f)(g)
Total Energy Equipment & Services					112,177
Oil, Gas & Consumable Fuels — 0.3%
Berry Petroleum Corp.			33,666		356,860
Montage Resources Corp.			12,087		73,731	*
MWO Holdings LLC			211		16,141	*(f)(g)
Total Oil, Gas & Consumable Fuels					446,732
Total Energy					558,909
Utilities — 0.1%
Electric Utilities — 0.1%
Panda Temple Power LLC			11,090		243,980	*
Total Common Stocks (Cost — $3,307,389)					808,423

	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Argentina — 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost — $162,665)	4.000%	3/6/20	6,623,967	ARS	130,699
Total Investments before Short-Term Investments (Cost — $153,422,022)					152,347,706

			Shares
Short-Term Investments — 2.0%
Western Asset Government Cash Management Portfolio LLC (Cost — $3,105,702)	2.320%		3,105,702		3,105,702	(p)
Total Investments — 99.5% (Cost — $156,527,724)					155,453,408
Other Assets in Excess of Liabilities — 0.5%					736,593
Total Net Assets — 100.0%					$156,190,001

See Notes to Financial Statements.

22	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of June 30, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(k)	Restricted security (Note 9).

(l)	The maturity principal is currently in default as of June 30, 2019.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of June 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2019, the total market value of investments in Affiliated Companies was $3,105,702 and the cost was $3,105,702 (Note 8).

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Abbreviations used in this schedule:

ARS	— Argentine Peso

BRL	— Brazilian Real

CER	— Coeficente de Establilzacion de Referencia

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PIK	— Payment-In-Kind

PLN	— Polish Zloty

RUB	— Russian Ruble

USD	— United States Dollar

UYU	— Uruguayan Peso

At June 30, 2019, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro	27	9/19	$3,852,495	$3,863,194	$(10,699)

At June 30, 2019, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	263,698	USD	299,154	Barclays Bank PLC	7/17/19	$1,184
GBP	230,000	USD	293,360	Barclays Bank PLC	7/17/19	(984)
GBP	415,162	USD	526,685	Barclays Bank PLC	7/17/19	1,069
USD	383,742	EUR	340,000	Barclays Bank PLC	7/17/19	(3,500)
USD	795,317	EUR	700,000	Barclays Bank PLC	7/17/19	(1,946)
USD	4,215,417	GBP	3,206,543	Barclays Bank PLC	7/17/19	139,252
EUR	400,000	USD	453,201	Citibank N.A.	7/17/19	2,378
USD	22,697	EUR	20,000	Citibank N.A.	7/17/19	(82)
USD	452,135	EUR	400,000	Citibank N.A.	7/17/19	(3,444)
Total						$133,927

Abbreviations used in this table:

EUR	— Euro

GBP	— British Pound

USD	— United States Dollar

See Notes to Financial Statements.

24	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Summary of Investments by Country*
United States	39.3%
Brazil	8.5
Argentina	6.7
United Kingdom	4.6
Turkey	3.6
Indonesia	3.4
Italy	2.9
Canada	2.8
Israel	2.6
Netherlands	2.1
Luxembourg	1.9
Russia	1.7
Ukraine	1.4
Mexico	1.3
Colombia	1.3
Ireland	1.3
France	1.2
Ecuador	1.2
Poland	1.0
Peru	0.8
Zambia	0.7
Sri Lanka	0.6
Egypt	0.6
Spain	0.6
Dominican Republic	0.6
Ghana	0.5
Paraguay	0.5
Honduras	0.5
Uruguay	0.5
Germany	0.4
Switzerland	0.4
Guatemala	0.4
Macau	0.3
Nigeria	0.3
Croatia	0.2
Ivory Coast	0.2
Costa Rica	0.2
El Salvador	0.2
Venezuela	0.2
Jersey	0.2
Senegal	0.2

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Variable Global High Yield Bond Portfolio

Summary of Investments by Country* (cont’d)
South Africa	0.1%
Australia	0.0 ‡
Short-Term Investments	2.0
100.0%

*	As a percentage of total investments. Please note that the Portfolio holdings are as of June 30, 2019 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

26	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $153,422,022)	$152,347,706
Investments in affiliated securities, at value (Cost — $3,105,702)	3,105,702
Cash	1,530,856
Foreign currency, at value (Cost — $713,133)	714,441
Interest and dividends receivable	2,452,978
Receivable for securities sold	1,243,413
Unrealized appreciation on forward foreign currency contracts	143,883
Deposits with brokers for open futures contracts	63,031
Receivable for Portfolio shares sold	24,051
Prepaid expenses	1,188
Total Assets	161,627,249

Liabilities:
Payable for securities purchased	5,137,676
Payable for Portfolio shares repurchased	92,142
Investment management fee payable	88,399
Unrealized depreciation on forward foreign currency contracts	9,956
Service and/or distribution fees payable	6,731
Payable to broker — variation margin on open futures contracts	1,181
Trustees’ fees payable	756
Accrued expenses	100,407
Total Liabilities	5,437,248
Total Net Assets	$156,190,001

Net Assets:
Par value (Note 7)	$210
Paid-in capital in excess of par value	167,925,558
Total distributable earnings (loss)	(11,735,767)
Total Net Assets	$156,190,001

Net Assets:
Class I	$122,824,635
Class II	$33,365,366

Shares Outstanding:
Class I	16,613,503
Class II	4,379,862

Net Asset Value:
Class I	$7.39
Class II	$7.62

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest from unaffiliated investments	$4,885,547
Interest from affiliated investments	15,351
Dividends	19,976
Less: Foreign taxes withheld	(20,023)
Total Investment Income	4,900,851

Expenses:
Investment management fee (Note 2)	525,260
Service and/or distribution fees (Notes 2 and 5)	37,992
Fund accounting fees	34,330
Shareholder reports	26,614
Audit and tax fees	19,933
Legal fees	12,746
Transfer agent fees (Note 5)	1,902
Trustees’ fees	1,698
Insurance	1,436
Commitment fees (Note 10)	872
Interest expense	176
Custody fees	(566)
Miscellaneous expenses	3,253
Total Expenses	665,646
Net Investment Income	4,235,205

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	358,739
Futures contracts	65,036
Forward foreign currency contracts	60,884
Foreign currency transactions	(30,811)
Net Realized Gain	453,848
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	11,386,246
Futures contracts	17,044
Forward foreign currency contracts	19,608
Foreign currencies	5,305
Change in Net Unrealized Appreciation (Depreciation)	11,428,203
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	11,882,051
Increase in Net Assets From Operations	$16,117,256

See Notes to Financial Statements.

28	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$4,235,205	$8,427,735
Net realized gain	453,848	211,164
Change in net unrealized appreciation (depreciation)	11,428,203	(14,881,930)
Increase (Decrease) in Net Assets From Operations	16,117,256	(6,243,031)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(175,014)	(7,950,030)
Decrease in Net Assets From Distributions to Shareholders	(175,014)	(7,950,030)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	9,168,015	25,801,293
Reinvestment of distributions	175,014	7,950,030
Cost of shares repurchased	(16,234,663)	(45,091,302)
Decrease in Net Assets From Portfolio Share Transactions	(6,891,634)	(11,339,979)
Increase (Decrease) in Net Assets	9,050,608	(25,533,040)

Net Assets:
Beginning of period	147,139,393	172,672,433
End of period	$156,190,001	$147,139,393

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	29

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$6.65	$7.30	$7.09	$6.53	$7.42	$8.12

Income (loss) from operations:
Net investment income	0.20	0.39	0.40	0.47	0.47	0.53
Net realized and unrealized gain (loss)	0.55	(0.66)	0.21	0.54	(0.90)	(0.63)
Total income (loss) from operations	0.75	(0.27)	0.61	1.01	(0.43)	(0.10)

Less distributions from:
Net investment income	(0.01)	(0.38)	(0.40)	(0.45)	(0.46)	(0.60)
Total distributions	(0.01)	(0.38)	(0.40)	(0.45)	(0.46)	(0.60)

Net asset value, end of period	$7.39	$6.65	$7.30	$7.09	$6.53	$7.42
Total return[3]	11.42%	(3.92)%	8.65%	15.60%	(5.84)%	(1.15)%

Net assets, end of period (millions)	$123	$118	$144	$138	$138	$160

Ratios to average net assets:
Gross expenses	0.84%[4]	0.85%	0.82%	0.81%	0.80%	0.81%
Net expenses[5]	0.84 [4]	0.85	0.82	0.81	0.80	0.81
Net investment income	5.70 [4]	5.37	5.34	6.77	6.36	6.34

Portfolio turnover rate	42%	103%	112%	98%	82%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

30	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$6.86	$7.52	$7.29	$6.70	$7.60	$8.30

Income (loss) from operations:
Net investment income	0.20	0.38	0.39	0.47	0.46	0.52
Net realized and unrealized gain (loss)	0.57	(0.68)	0.22	0.55	(0.92)	(0.65)
Total income (loss) from operations	0.77	(0.30)	0.61	1.02	(0.46)	(0.13)

Less distributions from:
Net investment income	(0.01)	(0.36)	(0.38)	(0.43)	(0.44)	(0.57)
Total distributions	(0.01)	(0.36)	(0.38)	(0.43)	(0.44)	(0.57)

Net asset value, end of period	$7.62	$6.86	$7.52	$7.29	$6.70	$7.60
Total return[3]	11.36%	(4.16)%	8.43%	15.36%	(6.08)%	(1.51)%

Net assets, end of period (000s)	$33,365	$29,432	$29,168	$20,725	$18,929	$31,611

Ratios to average net assets:
Gross expenses	1.09%[4]	1.11%	1.07%	1.06%	1.05%	1.07%
Net expenses[5]	1.09 [4]	1.11	1.07	1.06	1.05	1.07
Net investment income	5.44 [4]	5.16	5.09	6.54	6.08	6.06

Portfolio turnover rate	42%	103%	112%	98%	82%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

32	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$18,449,282	$0	*	$18,449,282
Health Care	—	9,339,492	518,460		9,857,952
Other Corporate Bonds & Notes	—	64,955,501	—		64,955,501
Sovereign Bonds	—	39,814,972	—		39,814,972
Senior Loans:
Health Care	—	452,689	309,613		762,302
Other Senior Loans	—	11,953,285	—		11,953,285
U.S. Government & Agency Obligations	—	4,598,501	—		4,598,501
Convertible Bonds & Notes	—	1,016,789	—		1,016,789
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	—	5,534		5,534
Energy	$430,591	—	128,318		558,909
Utilities	—	243,980	—		243,980
Non-U.S. Treasury Inflation Protected Securities	—	130,699	—		130,699
Total Long-Term Investments	430,591	150,955,190	961,925		152,347,706
Short-Term Investments†	—	3,105,702	—		3,105,702
Total Investments	$430,591	$154,060,892	$961,925		$155,453,408

34	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$143,883	—	$143,883
Total	$430,591	$154,204,775	$961,925	$155,597,291

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$10,699	—	—	$10,699
Forward Foreign Currency Contracts	—	$9,956	—	9,956
Total	$10,699	$9,956	—	$20,655

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Unfunded loan commitments. The Portfolio may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

(f) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As

36	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

38	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $9,956. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

(o) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Asset Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to Western Asset the day-to-day portfolio management of the Portfolio. Western Asset Limited and Western Asset Singapore provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western

40	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Asset monthly 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.90% and 1.15%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$56,310,286	$5,341,036
Sales	60,454,196	3,394,902

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$156,527,724	$6,181,625	$(7,255,941)	$(1,074,316)
Futures contracts	—	—	(10,699)	(10,699)
Forward foreign currency contracts	—	143,883	(9,956)	133,927

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$143,883

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Futures contracts[2]	$10,699
Forward foreign currency contracts	9,956
Total	$20,655

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Futures contracts	$65,036
Forward foreign currency contracts	60,884
Total	$125,920

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Futures contracts	$17,044
Forward foreign currency contracts	19,608
Total	$36,652

42	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

During the six months ended June 30, 2019, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$3,837,423
Forward foreign currency contracts (to buy)	639,846
Forward foreign currency contracts (to sell)	4,348,528

The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	$141,505	$(6,430)	$135,075	—	$135,075
Citibank N.A.	2,378	(3,526)	(1,148)	—	(1,148)
Total	$143,883	$(9,956)	$133,927	—	$133,927

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$1,479
Class II	$37,992	423
Total	$37,992	$1,902

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class I	$138,538	$6,456,240
Class II	36,476	1,493,790
Total	$175,014	$7,950,030

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	483,691	$3,463,661	1,952,023	$14,070,729
Shares issued on reinvestment	18,747	138,538	957,205	6,456,240
Shares repurchased	(1,597,786)	(11,271,595)	(4,855,301)	(34,845,432)
Net decrease	(1,095,348)	$(7,669,396)	(1,946,073)	$(14,318,463)

Class II
Shares sold	777,748	$5,704,354	1,582,406	$11,730,564
Shares issued on reinvestment	4,793	36,476	214,499	1,493,790
Shares repurchased	(694,714)	(4,963,068)	(1,383,082)	(10,245,870)
Net increase	87,827	$777,762	413,823	$2,978,484

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2019. The following transactions were effected in shares of such companies for the six months ended June 30, 2019.

	Affiliate Value at December 31,	Purchased		Sold
	2018	Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$700,862	$21,616,135	21,616,135	$19,211,295	19,211,295

44	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Western Asset Government Cash Management Portfolio LLC	—	$15,351	—	$3,105,702

9. Restricted securities

The following Portfolio investments are restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 6/30/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 9.520%, due 6/30/22	$459,000	6/17	$456,017	$479,655	$104.50	0.31%
BioScrip Inc., First Lien Notes, 9.520%, due 8/15/20	$39,000	5/19	38,656	38,805	99.50	0.02
			$494,673	$518,460		0.33%

10. Redemption facility

The Portfolio and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2019, the Portfolio incurred a commitment fee in the amount of $872. The Portfolio did not utilize the Redemption Facility during the six months ended June 30, 2019.

11. Deferred capital losses

As of December 31, 2018, the Portfolio had deferred capital losses of $15,181,945, which have no expiration date, that will be available to offset future taxable capital gains.

12. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) —

Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Portfolio’s adoption was limited to changes in the Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

46	Western Asset Variable Global High Yield Bond Portfolio 2019 Semi-Annual Report

Western Asset

Variable Global High Yield Bond Portfolio

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Variable Global High Yield Bond Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Variable Global High Yield Bond Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Portfolio filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

FDXX010090 8/19 SR19-3679

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 19, 2019